Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miller Convertible Bond Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	6.34%	5.74%	6.06%	(10.56%)	4.40%	20.05%	13.28%	(5.66%)	7.30%	9.49%
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.10%	7.30%	6.88%	(7.72%)	4.33%	14.23%	9.79%	(1.94%)	3.10%	9.27%
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	10.04%	9.56%